Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

Note 2. Fair Value Measurements

As described in Note 1, the Partnership follows the provisions of FASB ASC 820, Fair Value Measurements and Disclosures. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy. The Partnership utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs.  Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3. Inputs that are unobservable for the asset or liability. The Partnership does not have any assets classified as Level 3.

The following section describes the valuation techniques used by the Partnership to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Fair value of exchange-traded futures contracts and options on futures contracts are based upon exchange settlement prices. U.S. Government securities, U.S. Government-sponsored enterprise securities and commercial paper are stated at cost plus accrued interest, which approximates fair value based on quoted market prices in an active market. These financial instruments are classified in Level 1 of the fair value hierarchy.

The Partnership values bank deposits, which consist of certificates of deposit, at face value plus accrued interest, which approximates fair value based on prevailing interest rates, and these financial instruments are classified in Level 2 of the fair value hierarchy. The Partnership values forward contracts and options on forward contracts based on third-party quoted dealer values on the Interbank market, and forward contracts and options on forward contracts are classified in Level 2. The Partnership values corporate bonds at cost plus accrued interest, which approximates fair value. Corporate bonds purchased are of a high credit quality and have observable market price quotations. The fair value of corporate bonds is evaluated considering market price quotations of the issuer.  Corporate bonds are classified in Level 2 of the fair value hierarchy. The Partnership believes that the carrying amounts of other assets and liabilities approximate the fair values of such items due to their short maturity or comparable interest rates and are classified as Level 1 of the fair value hierarchy.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. and foreign futures contracts	$2,225,736	$—	$—	$2,225,736
Forward contracts	—	1,444,845	—	1,444,845
Options on forward contracts	—	10,638	—	10,638
Cash and cash equivalents
Bank deposits	—	17,348,124	—	17,348,124
U.S. Commercial paper	183,847,222		—	183,847,222
Securities owned
U.S. Commercial paper	25,782,069	—	—	25,782,069
U.S. Government-sponsored enterprises	266,282,515	—	—	266,282,515
Corporate bonds	—	56,629,696	—	56,629,696
U.S. Government securities	9,985,550	—	—	9,985,550
Total	$488,123,092	$75,433,303	$—	$563,556,395

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 10. See the consolidated condensed schedule of investments for additional detail categorization.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. Government securities	$66,744,630	$—	$—	$66,744,630
U.S. and foreign futures contracts	5,567,077	—	—	5,567,077
Forward contracts	—	2,462,328	—	2,462,328
Options on futures contracts	(4,282)	—	—	(4,282)
Cash and cash equivalents
Bank deposits	—	3,133,349	—	3,133,349
U.S. Commercial paper	264,772,440	—	—	264,772,440
Securities owned
Bank deposits	—	41,037,669	—	41,037,669
U.S. Commercial paper	31,279,645	—	—	31,279,645
U.S. Government-sponsored enterprises	368,449,795	—	—	368,449,795
U.S. Government securities	23,977,327	—	—	23,977,327
Total	$760,786,632	$46,633,346	$—	$807,419,978

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 10. See the consolidated condensed schedule of investments for additional detail categorization.

The Partnership assesses the level of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Partnership’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2 and 3 during the years ended December 31, 2012 and 2011.